CONVERTIBLE PROMISSORY NOTES (Tables)	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Schedule of Convertible Notes
	September 30, 2012	December 31, 2011
Convertible promissory notes	$—	$1,015,604
Less: debt discount	—	(897,117)

Convertible promissory notes, net	$—	$118,487